Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information (Parent Company Only)
Condensed Financial Information (Parent Company Only)

Note 20: Condensed Financial Information (Parent Company Only)

Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2021	2020

	(In thousands)
Assets
Cash and cash equivalents	$9,092	$3,684
Investment in the Bank	85,954	88,276
Other assets	1,182	1,564

Total assets	$96,228	$93,524

Liabilities and Stockholders’ Equity
Subordinated debentures	$23,665	$23,603
Other liabilities	862	1,593
Stockholders’ equity	71,701	68,328

Total liabilities and stockholders’ equity	$96,228	$93,524

Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2021	2020

	(In thousands)
Operating Income
Dividends from subsidiary	$12,363	$2,392
Interest and dividend income from securities and federal funds	—	—

Total operating income	12,363	2,392

General, Administrative and Other Expenses	4,210	3,733

Income (Loss) Before Income Taxes and Equity in Undistributed Income of Subsidiary	8,153	(1,341)

Income Tax Benefits	773	785

Income (Loss) Before Equity in Undistributed Income of Subsidiary	8,926	(556)

Equity in Undistributed Income of Subsidiary	525	8,509

Net Income	$9,451	$7,953

Comprehensive Income	$7,132	$11,700

Condensed Statements of Cash Flows

	Years Ended December 31,
	2021	2020

	(In thousands)
Operating Activities
Net income	$9,451	$7,953
Items not requiring (providing) cash
Equity in undistributed income of subsidiary	(525)	(8,509)
Amortization of ESOP and share-based compensation plans	404	594
Net change in other assets and other liabilities	251	687

Net cash provided by operating activities	9,581	725

Investing Activities
Equity infusion into the Bank	—	—

Net cash used in investing activities	—	—

Financing Activities
Repurchase of Common Stock	(72)	(526)
Dividends paid to stockholders	(4,101)	(3,361)

Net cash used in financing activities	(4,173)	(3,887)

Net Change in Cash and Cash Equivalents	5,408	(3,162)

Cash and Cash Equivalents at Beginning of Year	3,684	6,846

Cash and Cash Equivalents at End of Year	$9,092	$3,684